Consolidated Statements of Cash Flows (Unaudited) - 10-Q - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net earnings	$ 61	$ 61	$ 154	$ 85	$ 75
Adjustments to reconcile net earnings to net cash used in operating activities:
Depreciation and amortization	31	28	58	53	51
Deferred income taxes	14	23	46	22	17
Other	0	(1)	0	3	3
Changes in assets and liabilities:
Accounts receivable	24	(3)	(54)	(35)	9
Contract assets	(131)	(82)	(71)	65	(166)
Inventories	(47)	(10)	42	(38)	(36)
Prepaid expenses	(3)	13	10	(14)	(2)
Other current assets	(7)	(8)	12	3	3
Other noncurrent assets	22	10	19	22	19
Defined benefit obligations	(3)	(6)	(13)	(9)	(1)
Other current liabilities	(9)	5	28	30	(11)
Other noncurrent liabilities	(17)	(13)	(36)	(14)	(16)
Accounts payable	(165)	(172)	1	(58)	156
Contract liabilities	(12)	(30)	(3)	2	61
Net cash used in operating activities	(242)	(185)	178	125	157
Investing activities
Capital expenditures	(22)	(29)	(60)	(56)	(55)
Repayments received (net of advances) on related party note receivable	0	115	115	(15)	(100)
Investment in unconsolidated affiliate	0	(2)	(2)	(4)	0
Net cash (used by) provided by investing activities	(22)	84	39	(70)	(151)
Financing activities
Net (decrease) increase in third party borrowings (maturities of 90 days or less)	(17)	(16)	(18)	(11)	16
Repayment of related party debt	(335)	(475)	(950)	(1,170)	(895)
Borrowings from related parties	445	625	930	1,105	880
Other	0	(2)	0	(4)	(2)
Net cash provided by financing activities	93	132	(38)	(80)	(1)
Effect of exchange rate changes on cash and cash equivalents	0	(1)	0	1	1
Net (decrease) increase in cash and cash equivalents	(171)	30	179	(24)	6
Cash and cash equivalents at beginning of year	240	61	61	85	79
Cash and cash equivalents at end of period	$ 69	$ 91	$ 240	$ 61	$ 85